Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt
Long-Term Debt

6. Long-Term Debt

          Long-term debt and capital leases consisted of the following at September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Senior subordinated unsecured notes due 2019	$950,000	$950,000
Senior subordinated unsecured notes purchased by the Company's subsidiary	(15,000)	(15,000)
Senior PIK Toggle Notes due 2017	—	437,175
Senior secured term loan due 2018 (4.00% at September 30, 2013)	1,301,475	1,160,609
ABL Facility	—	125,000
Notes due at various dates from 2013 to 2022 with interest rates from 6% to 10%	861	1,149
Capital lease obligations due at various dates from 2013 to 2018	387	447

	2,237,723	2,659,380
Less current portion	(12,316)	(12,282)

Total long-term debt	$2,225,407	$2,647,098

          On February 7, 2013, EVHC entered into a First Amendment (the "Term Loan Amendment") to the credit agreement dated as of May 25, 2011. Under the Term Loan Amendment, EVHC incurred an additional $150.0 million in incremental borrowings under the seven-year senior secured term loan facility (the, "Term Loan Facility"), the proceeds of which were used to pay down EVHC's five-year senior secured asset-based loan facility (the "ABL Facility"), and, together with the Term Loan Facility, the "Credit Facilities"). In addition, the rate at which the loans under the Term Loan Credit Agreement bear interest was amended to equal (i) the higher of (x) the rate for deposits in U.S. dollars in the London interbank market (adjusted for maximum reserves) for the applicable interest period ("LIBOR") and (y) 1.00%, plus, in each case, 3.00% (with a step-down to 2.75% in the event that EVHC meets a consolidated first lien net leverage ratio of 2.50:1.00), or (ii) the alternate base rate, which will be the highest of (w) the corporate base rate established by the administrative agent from time to time, (x) 0.50% in excess of the overnight federal funds rate, (y) the one-month LIBOR (adjusted for maximum reserves) plus 1.00% and (z) 2.00%, plus, in each case, 2.00% (with a step-down to 1.75% in the event that EVHC meets a consolidated first lien net leverage ratio of 2.50:1.00). EVHC wrote off $0.1 million of unamortized debt issuance costs as a result of this modification.

          On February 27, 2013, EVHC entered into a First Amendment (the "ABL Amendment") to the credit agreement governing the ABL Facility, under which EVHC increased its commitments under the ABL Facility to $450.0 million. In addition, the rate at which the loans under the ABL Credit Agreement bear interest was amended to equal (i) LIBOR plus, (x) 2.00% in the event that average daily excess availability is less than or equal to 33% of availability, (y) 1.75% in the event that average daily excess availability is greater than 33% but less than or equal to 66% of availability and (z) 1.50% in the event that average daily excess availability is greater than 66% of availability, or (ii) the alternate base rate, which will be the highest of (x) the corporate base rate established by the administrative agent from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) the one-month LIBOR (adjusted for maximum reserves) plus 1.00% plus, in each case, (A) 1.00% in the event that average daily excess availability is less than or equal to 33% of availability, (B) 0.75% in the event that average daily excess availability is greater than 33% but less than or equal to 66% of availability and (C) 0.50% in the event that average daily excess availability is greater than 66% of availability.

          EVHC recorded $5.0 million of debt issuance expense related to these amendments.

          On August 30, 2013, Holding redeemed all of the Senior PIK Toggle Notes due 2017 at a redemption price equal to 102.75% of the aggregate principal amount of the Senior PIK Toggle Notes due 2017, plus accrued and unpaid interest of $17.2 million. During the three and nine months ended September 30, 2013, Holding recorded $29.5 million in premiums and deferred financing costs related to the redemption of the Senior PIK Toggle Notes due 2017 as "Loss on early debt extinguishment" on Holding's Consolidated Statements of Operations and Comprehensive (Loss) Income.

          During the second quarter of 2012, the Company's captive insurance subsidiary purchased and currently holds $15.0 million of our 8.125% senior subordinated unsecured notes due 2019 through an open market transaction.

8. Debt

          On October 1, 2012, Holding issued $450 million of Senior PIK Toggle Notes, or the PIK Notes, due 2017 and used the proceeds from the offering to pay an extraordinary dividend to its stockholders, pay debt issuance costs and make certain payments to members of management with rollover options in Holding. Cash interest accrues on these notes at a rate of 9.25% payable semi-annually on April 1 and October 1 commencing on April 1, 2013. PIK interest accrues on these notes at a rate of 10.0%. The Holding PIK Notes are Holding's senior unsecured indebtedness and are not guaranteed by any of our subsidiaries.

          The Company may redeem the PIK Notes, in whole or in part, at any time, on and after October 1, 2013, and prior to maturity at the applicable redemption price set forth below, plus accrued and unpaid interest, if any, relative to the date of redemption.

Redemption Period	Price
2013	102.0%
2014	104.0%
2015	102.0%
2016 and thereafter	100.0%

          At any time prior to October 1, 2013, the PIK Notes may be redeemed in whole or in part, at the Company's option, at a price (the "Redemption Price") equal to 100.0% of the principal amount thereof plus the Applicable Premium (as defined below), and accrued but unpaid interest, if any, to the date of redemption.

          "Applicable Premium" means, with respect to a PIK Note at any date of redemption, the greater of (i) 1.0% of the principal amount of such PIK Note and (ii) the excess of (A) the present value on the date of redemption of (1) the redemption price of such PIK Note on October 1, 2013 (such redemption price being that described above) plus (2) all required remaining scheduled interest payments due on such PIK Note through such date (excluding accrued and unpaid interest to the date of redemption), computed using a discount rate equal to the Treasury Rate plus 50 basis points, over (B) the principal amount of such PIK Note on such date of redemption.

          In the event of an underwritten public equity offering of the Company pursuant to an effective registration statement under the Securities Act that yields net proceeds to the Company of at least $25.0 million, other than (x) any such public sale to an entity that is an Affiliate of the Company and (y) any public offerings registered on Form S-8, the Company will be required to make an offer to purchase the PIK Notes.

          Upon the occurrence of a change of control, each holder of PIK Notes will have the right to require the Company to repurchase all or any part of such Notes at a purchase price in cash equal to 101.0% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of repurchase.

          On May 25, 2011, EVHC issued $950 million of senior unsecured notes and entered into $1.8 billion of senior secured credit facilities (the "Credit Facilities"). During the second quarter of 2012, EVHC's captive insurance subsidiary purchased and currently holds $15.0 million of the senior unsecured notes through an open market transaction.

          The senior unsecured notes have a fixed interest rate of 8.125%, payable semi-annually with the principle due at maturity in 2019. The senior unsecured notes are general unsecured obligations of EVHC and are guaranteed by each of EVHC's domestic subsidiaries, except for any of EVHC's subsidiaries subject to regulation as an insurance company, including EVHC's captive insurance subsidiary.

          EVHC may redeem the senior unsecured notes, in whole or in part, at any time prior to June 1, 2014, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium. EVHC may redeem the senior unsecured notes, in whole or in part, at any time (i) on and after June 1, 2014 and prior to June 1, 2015, at a price equal to 106.094% of the principal amount of the senior unsecured notes, (ii) on or after June 1, 2015 and prior to June 1, 2016, at a price equal to 104.063% of the principal amount of the senior unsecured notes, (iii) on or after June 1, 2016 and prior to June 1, 2017, at a price equal to 102.031% of the principal amount of the senior unsecured notes, and (iv) on or after June 1, 2017, at a price equal to 100.000% of the principal amount of the senior unsecured notes, in each case, plus accrued and unpaid interest, if any, to the redemption date. In addition, at any time prior to June 1, 2014, EVHC may redeem up to 35% of the aggregate principal amount of the senior unsecured notes with the proceeds of certain equity offerings at a redemption price of 108.125%, plus accrued and unpaid interest, if any, to the applicable redemption date.

          The indenture governing the senior unsecured notes contains covenants that, among other things, limit EVHC's ability and the ability of its restricted subsidiaries to: incur more indebtedness or issue certain preferred shares; pay dividends, redeem stock or make other distributions; make investments; create restrictions on the ability of EVHC's restricted subsidiaries to pay dividends to EVHC or make other intercompany transfers; create liens; transfer or sell assets; merge or consolidate; enter into certain transactions with affiliates; and designate subsidiaries as unrestricted subsidiaries. Upon the occurrence of certain events constituting a change of control, EVHC is required to make an offer to repurchase all of the senior unsecured notes (unless otherwise redeemed) at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any to the repurchase date. If EVHC sells assets under certain circumstances, it must use the proceeds to make an offer to purchase the senior unsecured notes at a price equal to 100% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.

          The Credit Facilities consist of a $1.44 billion senior secured term loan facility (the "Term Loan Facility") and a $350 million asset-based revolving credit facility (the "ABL Facility"). Loans under the Term Loan Facility bear interest at EVHC's election at a rate equal to (i) the highest of (x) the rate for deposits in U.S. dollars in the London interbank market (adjusted for maximum reserves) for the applicable interest period ("Term Loan LIBOR rate") and (y) 1.50%, plus, in each case, 3.75%, or (ii) the base rate, which will be the highest of (w) the corporate base rate established by the administrative agent from time to time, (x) 0.50% in excess of the overnight federal funds rate, (y) the one-month Term Loan LIBOR rate (adjusted for maximum reserves) plus 1.00% per annum and (x) 2.50%, plus, in each case, 2.75%.

          Loans under the ABL Facility bear interest at EVHC's election at a rate equal to (i) the rate for deposits in U.S. dollars in the London interbank market (adjusted for maximum reserves) for the applicable interest period ("ABL LIBOR rate"), plus an applicable margin that ranges from 2.25% to 2.75% based on the average available loan commitments, or (ii) the base rate, which is the highest of (x) the corporate base rate established by the administrative agent from time to time, (y) the overnight federal funds rate plus 0.5% and (z) the one-month ABL LIBOR rate plus 1.0% per annum, plus, in each case, an applicable margin that ranges from 1.25% to 1.75% based on the average available loan commitments. The ABL Facility bears a commitment fee that ranges from 0.500% to 0.375%, payable quarterly in arrears, based on the utilization of the ABL Facility. The ABL Facility also bears customary letter of credit fees.

          As of December 31, 2012, letters of credit outstanding which impact the available credit under the ABL Facility were $130.2 million, borrowings under the ABL Facility were $125 million, and the maximum available under the ABL Facility was $94.8 million.

          The Term Loan Facility contains customary representations and warranties and customary affirmative and negative covenants. The negative covenants are limited to the following: limitations on the incurrence of debt, liens, fundamental changes, restrictions on subsidiary distributions, transactions with affiliates, further negative pledge, asset sales, restricted payments, investments and acquisitions, repayment of certain junior debt (including the senior notes) or amendments of junior debt documents related thereto and line of business. The negative covenants are subject to the customary exceptions.

          The ABL Facility contains customary representations and warranties and customary affirmative and negative covenants. The negative covenants are limited to the following: limitations on indebtedness, dividends and distributions, investments, acquisitions, prepayments or redemptions of junior indebtedness, amendments of junior indebtedness, transactions with affiliates, asset sales, mergers, consolidations and sales of all or substantially all assets, liens, negative pledge clauses, changes in fiscal periods, changes in line of business and hedging transactions. The negative covenants are subject to the customary exceptions and also permit the payment of dividends and distributions, investments, permitted acquisitions and payments or redemptions of junior indebtedness upon satisfaction of a "payment condition". The payment condition is deemed satisfied upon 30-day average excess availability exceeding agreed upon thresholds and, in certain cases, the absence of specified events of default and Pro forma compliance with a fixed charge coverage ratio of 1.0 to 1.0.

          In conjunction with completing the financing under the new credit facilities, the Company repaid the balance outstanding on the previous senior secured term loan. During the Predecessor period ended May 24, 2011, EVHC recorded a loss on early debt extinguishment of $10.1 million related to unamortized debt issuance costs.

          During the year ended December 31, 2012 the Company made unscheduled payments totaling $250 million on the senior secured term and wrote off $8.3 million of unamortized debt issuance costs.

          Long-term debt and capital leases consisted of the following at December 31:

	2012	2011
Senior unsecured notes due 2019	$950,000	$950,000
Senior unsecured notes purchased by Holding subsidiary	(15,000)	—
Senior PIK Toggle Notes due 2017	$437,175	—
Senior secured term loan due 2018 (5.25% at December 31, 2012 and 2011)	1,160,609	1,421,101
ABL Facility	125,000	—
Notes due at various dates from 2013 to 2022 with interest rates from 6% to 10%	1,149	590
Capital lease obligations due at various dates from 2013 to 2018	447	598

	2,659,380	2,372,289
Less current portion	(12,282)	(14,590)

Total long-term debt	$2,647,098	$2,357,699

          The aggregate amount of minimum payments required on long-term debt and capital lease obligations (see Note 13 "Commitments and Contingencies") in each of the years indicated is shown in the table below. The $18.5 million difference between total payments shown below and the total outstanding debt is due to certain fees paid by the Company and original issue discounts which have been classified as reductions in the principle balances and are being amortized over the term of the related debt instruments.

Year ending December 31,
2013	$12,282
2014	12,284
2015	12,001
2016	137,394
2017	461,971
Thereafter	2,041,980

$2,677,912